Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	XXII
Entity Registrant Name	22ND CENTURY GROUP, INC.
Entity Central Index Key	0001347858
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 86,575	$ 310	$ 158
Accounts receivable	150,000
Grant receivable		223,540
Due from related party	14,330
Inventory	916,159	308,662	55,023
Prepaid expenses	150,194	211,717
Total current assets	1,317,258	744,229	55,181
Other assets:
Patent and trademark costs, net	1,432,308	1,467,623	1,484,167
Office furniture and fixtures, net	4,428
Debt issuance costs, net			35,923
Deferred private placement costs		587,133
Deposits	1,535	1,535	1,535
Total other assets	1,438,271	2,056,291	1,521,625
Total assets	2,755,529	2,800,520	1,576,806
Current liabilities:
Demand bank loans	174,925	174,925	246,735
Accounts payable	1,209,149	2,900,684	2,144,207
Accrued interest payable to shareholders (members)	11,722	190,977	80,188
Accrued expenses	190,388	227,724	36,500
Deferred grant revenue	80,000	223,540
Notes payable to shareholders (members), net of unamortized discount		1,095,643	597,468
Current portion of long-term debt	123,223
Due to related party		6,942	126,970
Due to officer (member)	4,509	3,200	930
Total current liabilities	1,793,916	4,823,635	3,232,998
Long-term notes, net	627,000	65,557	141,551
Warrant liability	3,061,750
Total liabilities	5,482,666	4,889,192	3,374,549
Commitments and contingencies
Capital stock issued and outstanding:
Preferred shares
27,209,646 common shares (16,000,000 at December 31, 2010)	273
Contributed capital/Capital in excess of par value	4,715,105	3,598,856	2,466,138
Accumulated deficit	(7,440,674)	(5,687,394)	(4,263,762)
Non-controlling interest - consolidated subsidiary	(1,841)	(134)	(119)
Total shareholders' (members') deficit	(2,727,137)	(2,088,672)	(1,797,743)
Total liabilities and shareholders' (members) deficit	$ 2,755,529	$ 2,800,520	$ 1,576,806

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Capital stock authorized, preferred shares	10,000,000	10,000,000
Preferred shares, par value	$ 0.00001	$ 0.00001
Capital stock authorized, common shares	300,000,000	300,000,000
Common shares, par value	$ 0.00001	$ 0.00001
Issued, preferred shares	0	0
Outstanding, preferred shares	0	0
Issued, common shares	27,209,646	16,000,000
Outstanding, common shares	27,209,646	16,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue (Sales)	$ 272,266	$ 1,800	$ 49,784	$ 27,612
Other Income - Therapeutic Grant Credit	143,540
Total revenue	415,806	1,800
Operating expenses:
Costs of goods sold	93,650	1,000	27,964	20,112
Research and development	797,055	215,443	363,781	540,300
General and administrative	930,393	244,665	590,826	280,709
Sales and marketing costs	230,704
Amortization and depreciation	87,802	80,932	164,456	144,792
Costs and Expenses, Total	2,139,604	542,040	1,147,027	985,913
Operating loss	(1,723,798)	(540,240)	(1,097,243)	(958,301)
Interest expense and debt expense:
Shareholders (Members)	(18,776)	(121,400)	(265,221)	(256,803)
Other	(12,413)	(28,477)	(61,183)	(11,700)
Net loss	(1,754,987)	(690,117)	(1,423,647)	(1,226,804)
Net loss attributable to non-controlling interest	1,707	4	15	119
Net loss attributed to common shareholders (Members)	$ (1,753,280)	$ (690,113)	$ (1,423,632)	$ (1,226,685)
Loss per common share (unit) - basic and diluted	$ (0.07)	$ (0.08)	$ (0.11)	$ (0.23)
Common shares (Units) used in basic earnings per share calculation	25,556,710	9,153,410	12,437,983	5,304,423

CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Total USD ( $)	Common Shares USD ( $)	Contributed Capital USD ( $)	Accumulated Deficit USD ( $)	Non-controlling Interest USD ( $)	Services USD ( $)	Services Contributed Capital USD ( $)	Group 1 USD ( $)	Group 1 Common Shares	Group 1 Contributed Capital USD ( $)	Goodrich Tobacco USD ( $)	Goodrich Tobacco Contributed Capital USD ( $)	Compensation USD ( $)	Compensation Contributed Capital USD ( $)	Advances USD ( $)	Advances Common Shares	Advances Contributed Capital USD ( $)	Note USD ( $)	Note Common Shares	Note Contributed Capital USD ( $)	Debt USD ( $)	Debt Contributed Capital USD ( $)	Group 2 USD ( $)	Group 2 Common Shares	Group 2 Contributed Capital USD ( $)
Beginning Balance at Dec. 31, 2008	$ (1,380,058)		$ 1,657,019	$ (3,037,077)
Beginning Balance (in shares) at Dec. 31, 2008		5,238,176
Warrants issued						21,859	21,859						215,554	215,554							36,395	36,395
Membership Units issued in exchange for services (in shares)		74,201
Membership Units issued in exchange for services	18,333		18,333
Equity issued as compensation (in shares)									630,710
Equity issued as compensation								155,833		155,833	36,000	36,000
Redemption of Membership Units (in shares)		(51,637)
Redemption of Membership Units	(35,019)		(35,019)
Warrants exercised for Membership Units		37,624
Net loss	(1,226,804)			(1,226,685)	(119)
Conversion to Membership Units (in shares)																1,009,106			151,760
Conversion to Membership Units															271,992		271,992	88,172		88,172
Ending Balance at Dec. 31, 2009	(1,797,743)		2,466,138	(4,263,762)	(119)
Ending Balance (in shares) at Dec. 31, 2009		7,089,940
Warrants issued	405,000		405,000										43,108	43,108
Common Shares issued (in shares)		3,380,908
Common Shares issued	549,870		549,870
Membership Units issued in exchange for services (in shares)		8,132
Membership Units issued in exchange for services	2,192		2,192
Equity issued as compensation (in shares)									346,493															204,053
Equity issued as compensation								68,237		68,237													33,000		33,000
Warrants exercised for Membership Units		4,804,523
Net loss	(1,423,647)			(1,423,632)	(15)
Conversion to Membership Units (in shares)																			165,951
Conversion to Membership Units																		31,311		31,311
Ending Balance at Dec. 31, 2010	(2,088,672)		3,598,856	(5,687,394)	(134)
Ending Balance (in shares) at Dec. 31, 2010		16,000,000
Distribution of 5,000,000 warrants for common stock, exercise price of $3.00 per share	(1,550,000)		(1,550,000)
Common Shares issued (in shares)		5,434,446
Common Shares issued	2,388,043		2,388,043
Merger of 22nd Century Limited and 22nd Century Group (in shares)		5,325,200
Merger of 22nd Century Limited and 22nd Century Group		268	(268)
Equity issued as compensation (in shares)		450,000
Equity issued as compensation	278,479	5	278,474
Net loss	(1,754,987)			(1,753,280)	(1,707)
Ending Balance at Jun. 30, 2011	$ (2,727,137)	$ 273	$ 4,715,105	$ (7,440,674)	$ (1,841)
Ending Balance (in shares) at Jun. 30, 2011		27,209,646

CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (Parenthetical) (USD $)	6 Months Ended
Jun. 30, 2011
Distribution of warrants for common stock, warrants	5,000,000
Distribution of warrants for common stock, exercise price	$ 3
Common Shares issued in private placement, issue date	Jan 25, 2011

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (1,754,987)	$ (690,117)	$ (1,423,647)	$ (1,226,804)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization and depreciation	87,802	80,932	164,456	144,792
Amortization of intangible assets			164,456	144,792
Amortization of debt issuance costs		21,554	35,923	43,108
Amortization of debt discount	2,666	80,792
Amortization of warrants issued with notes payable			126,624	142,745
Employee compensation expense	278,479	122,808
(Increase) decrease in assets:
Accounts receivable	(150,000)
Grant receivable	223,540		(223,540)
Inventory	(607,497)	(267,364)	(253,639)	(30,023)
Prepaid expenses	61,523	(36,792)	(211,717)
Increase (decrease) in liabilities:
Accounts payable	(78,408)	(29,927)	190,524	220,031
Accrued interest payable to shareholders (members)	(172,554)	39,692	112,047
Accrued expenses	(37,336)	92,936	191,224	93,359
Deferred grant revenue	(143,540)		223,540
Net cash used by operating activities	(2,290,312)	(585,486)	(909,939)	(165,213)
Cash flows from investing activities:
Acquisition of patents and trademarks	(552,123)	(84,882)	(108,116)	(6,840)
Acquisition of office furniture and fixtures	(4,791)
Net cash used by investing activities	(556,914)	(84,882)	(108,116)	(6,840)
Cash flows from financing activities:
Payment of deferred private placement costs		(53,452)	(60,976)
Payment on demand bank loans		(7,383)	(71,810)	(1,371)
Proceeds from issuance of notes and warrants		450,000		55,000
Payments on notes payable to shareholders	(393,275)	(4,389)
Proceeds from issuance of common stock		410,000
Net proceeds from January 25, 2011 private placement	3,346,729		549,870
Net advances (repayments) from related party	(21,272)	(90,400)	(120,028)	69,161
Net advances from (payments to) officers	1,309	(930)
Payment on note payable to repurchase membership units			(4,390)
Proceeds from issuance of notes			318,271
Proceeds from issuance of warrants			405,000
Net advances from members			2,270	35,860
Net cash provided by financing activities	2,933,491	703,446	1,018,207	158,650
Net increase (decrease) in cash	86,265	33,078	152	(13,403)
Cash - beginning of period (year)	310	158	158	13,561
Cash - end of period (year)	86,575	33,236	310	158
Cash paid during the period for interest	189,736	7,598	16,890	5,661
Reduction of accounts payable not related to operating activities:
Payment of accounts payable for patent costs	500,000
Payment of accounts payable for deferred private placement costs	526,127
Accounts payable converted to promissory notes	587,000
Supplemental Accounts Payable, Total	1,613,127
Deferred private placement costs charged to contributed capital	587,133
Conversion of member note to common shares and warrants	614,070	31,311
Issuance of warrants as derivative liability instruments and reduction of capital in excess of par value	3,061,750
Patent and trademark additions included in accounts payable		16,367	39,796	221,102
Deferred private placement cost additions included in accounts payable		209,177	526,157
Debt discount related to warrants issued with notes payable				36,395
Cash paid during the year for:
Cash paid during the period for interest	189,736	7,598	16,890	5,661
Equity
Adjustments to reconcile net loss to cash used by operating activities:
Employee compensation expense			144,345	407,387
Increase (decrease) in liabilities:
Payments for outside services			2,192	40,192
Note
Adjustments to reconcile net loss to cash used by operating activities:
Employee compensation expense			9,537
Increase (decrease) in liabilities:
Payments for outside services			2,192
Reduction of accounts payable not related to operating activities:
Conversion to Membership Units			31311	88172
Note payable issued to repurchase Membership Units				$ 35,019
Member advances
Reduction of accounts payable not related to operating activities:
Conversion to Membership Units			-	271992

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Introduction - These unaudited consolidated financial statements of 22nd Century Group Inc. (“22nd Century Group”) and its direct and indirect subsidiaries (collectively with 22nd Century Group, the “Company”) incorporate and reflect the reverse acquisition of 22nd Century Limited, LLC by 22nd Century Group, Inc. as described below.

On January 25, 2011, 22nd Century Limited, LLC (“22nd Century Ltd”) completed a reverse merger transaction (the “Merger”) with 22nd Century Group, Inc. (formerly Touchstone Mining Limited). As a result, 22nd Century Ltd became a wholly owned subsidiary of 22nd Century Group which continues to operate the business of 22nd Century Ltd. In connection with the Merger, 22nd Century Group issued 21,434,446 shares of its common stock to the holders of limited liability company membership interests of 22nd Century Ltd, which share amount represented 80.1% of the outstanding shares immediately following the Merger. All references contained herein to shareholders or common shares include the historical members and limited liability company membership interests of 22nd Century Ltd because, in the Merger, limited liability company membership interests were exchanged for common shares on a one-for-one basis and from an accounting standpoint they are equivalent.

The Merger is being accounted for as a reverse acquisition and a recapitalization; 22nd Century Ltd is the acquirer for accounting purposes. Consequently, the assets and liabilities and the historical operations that are reflected in the financial statements set forth herein for periods prior to the Merger are those of 22nd Century Ltd and are recorded at the historical cost basis of 22nd Century Ltd, and the consolidated financial statements set forth herein for periods beginning on and following completion of the Merger include the assets and liabilities of 22nd Century Ltd, historical operations of 22nd Century Ltd, and operations of 22nd Century Group from the closing date of the Merger.

Upon the closing of the Merger, 22nd Century Group transferred all of its operating assets and liabilities to Touchstone Split Corp. and split-off Touchstone Split Corp. through the sale of all of the outstanding capital stock of Touchstone Split Corp. (the “Split-Off”). After the completion of the Merger and Split Off, 22nd Century Group’s consolidated financial statements include only the assets and liabilities of 22nd Century Ltd.  Refer to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on February 1, 2011 for further information on the Merger.

 Immediately prior to the Merger on January 25, 2011, 22nd Century Ltd completed a private placement offering (the “Private Placement”) of 5,434,446 securities (the “PPO Securities”) at the purchase price of  $1.00 per Unit, each such Unit consisting of one (1) limited liability company membership interest of 22nd Century Ltd and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest of 22nd Century Ltd at an exercise price of  $1.50 per whole common share. In connection with the Private Placement, 22nd Century Ltd approved a prorata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an exercise price of  $3.00. Private Placement proceeds included  $614,070 from the conversion of 22nd Century Ltd indebtedness into PPO Securities and  $395,376 from the conversion of placement agent fees into PPO Securities, resulting in gross cash proceeds of  $4,425,000.  Private Placement expenses incurred included cash expenses of approximately  $1,025,000 and non-cash expenses consisting of the placement agent fees of  $395,376 which were converted into PPO Securities and  $390,000 for the estimated fair value of 934,755 placement agent and advisor warrants issued to the placement agent. An additional  $114,979 of cost was incurred in the second quarter of 2011 in connection with registration process for the common stock issued in the Private Placement. 22nd Century Ltd/Group received net cash proceeds of approximately  $3.3 million from the Private Placement and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately  $614,000, which was exchanged for equity interests in the offering. A portion of the proceeds were allocated to the warrants issued, which are classified as liabilities (see Note 9).

Basis of Presentation - The accompanying unaudited statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair and non-misleading presentation of the financial statements have been included.

The results of operations for any interim period are not necessarily indicative of results for the full year. Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. The balance sheet at December 31, 2010 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

Nature of Business - 22nd Century Group is a holding company and is the sole member of 22nd Century Ltd, which is a plant biotechnology company. 22nd Century Ltd owns or exclusively licenses 98 issued patents in 79 countries predominantly related to modifying the content of nicotinic alkaloids in plants, specifically tobacco plants, through genetic engineering and plant breeding.

The overall objectives of 22nd Century Ltd are to reduce smoking-related disease by increasing smoking cessation with X-22, its botanical prescription smoking cessation aid in development, and reducing the harm to smokers with 22nd Century’s potential modified risk tobacco products (as defined in the Overview of Management Discussion), for smokers unwilling to quit.  22nd Century Ltd, including its subsidiary, Goodrich Tobacco Company Ltd. (“Goodrich Tobacco”), is primarily involved in the following activities:

•	The development of its botanical smoking cessation aid, X-22;

•	The development of its modified risk tobacco products;

•
The pursuit of necessary regulatory approvals at the U.S. Food and Drug Administration (the “FDA”) to market X-22 as a prescription smoking cessation aid and its proprietary cigarettes as modified risk tobacco products in the U.S.;

•	The manufacture, marketing and distribution of RED SUN and MAGIC proprietary cigarettes in traditional tobacco market channels in the U.S. through its subsidiary Goodrich Tobacco;

•	The international licensing of 22nd Century’s trademarks, brands, proprietary tobaccos, and technology; and

•	The production of SPECTRUM research cigarettes for the National Institute on Drug Abuse (“NIDA”).

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, 22nd Century Ltd, and Goodrich Tobacco, a subsidiary of 22nd Century Ltd. 22nd Century Ltd owns 96% of the outstanding membership units of Goodrich Tobacco. All intercompany accounts and transactions have been eliminated.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method.  The Company’s inventory consisted of the following categories:

	June 30,	December 31,
	2011	2010

Materials, mainly tobacco	$796,059	$292,480
Finished goods	120,100	16,182

Total	$916,159	$308,662

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party’s issued patent. The amounts capitalized relate to patents the Company owns or to which it has exclusive rights and its trademarks, and exclude approximately  $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company’s primary patent family, which expires in 2019 (the assets’ estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred.  Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to  $2,017,744 and  $585,436 as of June 30, 2011 ( $1,965,621 and  $497,998 - as of December 31, 2010).  The estimated annual amortization expense for the next five years is approximately  $179,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value. There was no impairment loss recorded during the six month periods ended June 30, 2011 or 2010.

Deferred Private Placement Costs - During 2010, the Company incurred costs related to the Private Placement that closed on January 25, 2011. Such costs were accumulated on the balance sheet as of December 31, 2010 and were charged against contributed capital upon closing of the offering.  Deferred Private Placement costs were  $0 as of June 30, 2011 ( $587,133 – December 31, 2010).

Income Taxes - Following the Merger on January 25, 2011, 22nd Century Ltd’s operations are subject to Federal and State income taxes.  Accordingly, since the Merger date the Company is required to recognize deferred tax assets and liabilities for any differences in basis in assets and liabilities between tax and GAAP reporting.  The corresponding asset that resulted has been fully offset by a valuation allowance based on the uncertainty of the Company’s ability to generate taxable income in the future to allow for the utilization of the asset.  The Company incurred a net operating loss from the closing of the Merger to June 30, 2011 and, accordingly, has made no provision for current income taxes. The income tax asset arising from this net operating loss has been fully reserved because it is not probable that it will be realized

Prior to the Merger, 22nd Century Ltd had elected to be treated as a Partnership for federal and state income tax purposes.  As a result, there was no entity level income tax for periods prior to the Merger, because all taxable income, tax deductions and tax credits were passed through to the members of 22nd Century Ltd. 22nd Century Ltd’s federal and state tax returns for the years ended December 31, 2007 to December 31, 2010 are currently open to audit under statutes of limitations. There are no pending audits as of June 30, 2011.

Employee Equity-Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group.

Debt Discounts - The Company accounts for warrants issued to note holders as an inducement to provide financing for the Company in accordance with the FASB’s guidance on Accounting for Convertible Debt and Convertible Debt Issued with Stock Purchase Warrants. Fair value of the warrants is determined by common share price according to recent equity transactions, since there is no vesting period and a negligible exercise price. The proceeds allocated to each warrant is recorded as a debt discount and amortized over the life of the corresponding financing as interest expense.

Unearned Grant Revenue - 22nd Century Ltd received approval of a government grant as partial support for its next clinical trial for the FDA. Costs associated with this grant are being recognized as such costs are incurred and included in research and development expense.  As the costs are incurred, deferred revenue is also recognized into income.  During the six months ended June 30, 2011, the Company recognized  $143,540, which is included in other income on the statement of operations.  Deferred grant revenue was  $80,000 as of June 30, 2011 (as compared to  $223,540 as of December 31, 2010).

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred.  Revenue from the sale of the Company’s products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International (“RTI”) and the National Institute on Drug Abuse (“NIDA”) to supply NIDA research cigarettes which includes four development stages. Stages 1 and 2 are for product design, stage 3 is for manufacture planning and material procurement and stage 4 is for the manufacture, laboratory testing for confirmation of specifications, labeling of the product pursuant to the specifications of the Alcohol and Tobacco Tax and Trade Bureau (“TTB”) as a federal-excise tax-free product and shipping of the 9,000,000 cigarettes. Revenue under this contract is recognized as milestones are met since the milestones are clearly identifiable and substantive. The Company has completed each of stages 1 to 3 and recognized the revenue when billing was approved by the customer.  The Company has also completed certain milestones of stage 4 related to the laboratory testing and product labeling according to TTB specifications, as defined in the customer’s purchase order. Revenue related to the manufacture and shipment of the cigarettes will be based on the number of cigarettes that are shipped to the customer when title has transferred. The Company began cigarette shipments under stage 4 in July 2011. These government research cigarettes are distributed under the mark SPECTRUM.

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations.  The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding.  Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business - 22nd Century Limited, LLC (“22nd Century”) is a plant biotechnology company founded in 1998.  22nd Century owns or has the exclusive right to use more than 97 issued patents in more than 79 countries related to modifying the content of nicotinic alkaloids in plants, specifically tobacco plants, through genetic engineering and plant breeding.

The overall objective of 22nd Century is to reduce smoking-related disease by increasing smoking cessation with, X-22, its botanical smoking cessation aid and reducing the harm to smokers with 22nd Century’s potential modified risk cigarettes, for smokers unwilling to quit.

22nd Century is primarily involved in the following activities:

•	The development of its botanical smoking cessation aid, X-22;

•	The development of its modified risk tobacco products;

•	The pursuit of necessary regulatory approvals at the FDA to market X-22 as a prescription smoking cessation aid and its proprietary cigarettes as modified risk tobacco products;

•	The manufacture, marketing and distribution of RED SUN and MAGIC proprietary cigarettes in traditional tobacco market channels in the U.S. through its subsidiary Goodrich Tobacco Company; and

•	The international licensing of 22nd Century’s trademarks, brands, proprietary tobaccos, and technology.

Principles of Consolidation - The accompanying consolidated financial statements include Goodrich Tobacco Company LLC (f/k/a Xodus, LLC), a subsidiary of 22nd Century (collectively, the “Company”). 22nd Century owns 96% of the outstanding Membership Units of Goodrich Tobacco Company. All intercompany accounts and transactions have been eliminated.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method.  The Company’s inventory consisted of the following categories:

	2010	2009

Materials mainly tobacco	$292,480	$55,023
Finished goods	16,182	-

Total	$308,662	$55,023

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent application being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party’s issued patent. The amounts capitalized relate to patents the Company owns or has exclusive rights to and its trademarks, and exclude approximately  $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company’s primary patent family, which expires in 2019 (the assets’ estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis are expensed as incurred.  Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to  $1,965,621 and  $497,998 as of December 31, 2010 ( $1,817,709 and  $333,542 - 2009).  Expected future annual amortization of patent costs and trademarks is approximately  $173,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value. There was no impairment loss recorded during the years ended December 31, 2010 or 2009.

Deferred Private Placement Costs - During 2010 the Company incurred costs related to the private placement that closed on January 25, 2011. Such costs were accumulated on the balance sheet and were charged against contributed capital upon closing of the offering.  Deferred private placement costs amounted to  $587,133 as of December 31, 2010 ( $0 – 2009).

Income Taxes - The Company has elected to be treated as a Partnership for Federal and State income tax purposes.  As a result, there is no corporate level tax because all taxable income, tax deductions and tax credits are passed through to the members of the Company. The Company’s Federal and State tax returns for the years ended December 31, 2007 to December 31, 2010 are currently open to audit under statutes of limitations.

Following the merger on January 25, 2011 (see Note 12) the Company’s operations will be subject to Federal and State income taxes.

Employee Equity-Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company members, employees and others receive Membership Units or warrants to purchase Membership Units of the Company.

Debt Discounts - The Company accounts for warrants issued to note holders as an inducement to provide financing for the Company in accordance with the FASB’s guidance on Accounting for Convertible Debt and Convertible Debt Issued with Stock Purchase Warrants. Fair value of the warrants is determined by Membership Unit price according to recent equity transactions since there is no vesting period and a negligible exercise price. The proceeds allocated to the warrant is recorded as a debt discount and amortized over the life of the corresponding financing as interest expense.

Unearned Grant Income - The Company received approval of a government grant as partial support for its next clinical trial with the FDA. This grant will be recognized as a reduction of the cost of the clinical trial as such costs are incurred. As of December 31, 2010, the Company recorded a grant receivable and corresponding deferred grant revenue amounting to  $223,540.  No unearned grant income existed as of December 31, 2009.

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred.  Revenue from the sale of the Company’s products is recognized net of cash discounts, sales returns and allowances. Federal Excise Taxes are included in net sales and accounts receivable billed to customers.

Shipping Costs - Shipping costs are included in general and administrative expense and aggregated  $2,290 in 2010 ( $2,262 – 2009).

Advertising Costs - Advertising costs are expensed as incurred and are included in general and administrative expense. Advertising costs for the year ended December 31, 2010 amounted to  $3,520 ( $979 – 2009).

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Unit - Basic loss per common Membership Unit is computed using the weighted-average number of common Membership Units outstanding.  Diluted loss per unit is computed assuming conversion of all potentially dilutive warrants. Potential common Membership Units outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain 2009 amounts have been reclassified to conform to the 2010 presentation.

Membership Units Split - On October 5, 2010 the Company authorized a 37,100.5626 to 1 split of its Membership Units. The amounts shown for Membership Units, warrants and loss per unit amounts have been retroactively adjusted in all periods presented to reflect this split.

            Subsequent Events - These statements have not been updated for subsequent events occurring after March 21, 2011, which is the date these financial statements were available to be issued.

LIQUIDITY AND MANAGEMENT'S PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LIQUIDITY AND MANAGEMENT'S PLANS
NOTE 2. - LIQUIDITY AND MANAGEMENT’S PLANS

Since 2006, 22nd Century Ltd has experienced limited revenues and incurred substantial operating losses as it transitioned from being only a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At June 30, 2011, the Company had current assets of  $1,317,258 and current liabilities of  $1,793,916. On January 25, 2011, the Company completed the Private Placement resulting in approximately  $3.3 million in net cash proceeds and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately  $614,000, which were exchanged for equity interests in the Private Placement. These proceeds were sufficient to enable the Company to make substantial reductions in its outstanding current liabilities, which totaled  $4,823,635 at December 31, 2010.

We currently project that we will need additional capital by November 2011. Our Board of Directors has authorized us to seek bridge financing of approximately  $1.5 million (net proceeds) in the form of a convertible debenture as negotiated with private accredited investors. The Company will need to raise additional capital during the fourth quarter of 2011 to further reduce outstanding current liabilities, pay obligations that mature or begin to mature in 2012, and complete the FDA-approval process for X-22. Before the Company can raise additional capital, it must satisfy the registration rights granted to investors who acquired shares of its common stock in the January 25, 2011 Private Placement and Merger.  These registration rights provide that 22nd Century Group must have an effective registration statement covering the shares subject to the registration rights for a period of 90 days before it can sell any equity securities or securities convertible into equity securities. In addition, the ability to complete future financings on acceptable terms will depend on a number of factors, including the general performance of the capital markets, the Company’s progress in the FDA approval process and the manufacture, distribution and sale of its products. Any future equity financings will be dilutive to 22nd Century Group’s existing shareholders’ respective ownership percentages.

Prior to FDA approval of its prescription X-22 smoking cessation aid in development and FDA authorization of its two potential modified risk cigarettes (as defined in the Overview of Management Discussion), the Company expects to generate cash from the sale of its proprietary cigarettes, RED SUN and MAGIC, through its subsidiary, Goodrich Tobacco and from sales of SPECTRUM. In the first quarter of 2011, the Company recognized revenue of  $112,000 for manufacture planning and material procurement for 9 million SPECTRUM cigarettes (stage 3) from RTI International (“RTI”). The Company has also partially completed stage 4 (laboratory testing and product labeling according to TTB specifications) resulting in  $150,000 of revenue in the second quarter. Subsequent to June 30, 2011, the Company received payment of approximately  $304,000 for testing and labeling and the first shipment of SPECTRUM cigarettes.

The Company has been able to obtain debt financing from related parties. On July 7, 2011, the Company received  $150,000 of proceeds from a short term note to an officer of the Company.

The Company’s management believes, but can offer no assurances that, the above business plans will provide sufficient cash flow to fund the Company’s operations, through November 2011. In order to fund operations beyond November 2011, the Company must raise additional capital as discussed above.

NOTE 2. - LIQUIDITY AND MANAGEMENT’S PLANS

Since 2006, 22nd Century has experienced limited revenues and incurred substantial operating losses as it transitioned from being only a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At December 31, 2010, the Company had current assets of  $744,229 and current liabilities of  $4,823,635. On January 25, 2011, the Company completed a private placement of  securities resulting in approximately  $3.4 million in net cash proceeds and a reduction of debt obligations to members that were on the balance sheet at December 31, 2010 of approximately  $614,000, which were exchanged for equity interests in the offering. These proceeds are sufficient to enable the Company to make substantial reductions in its outstanding current liabilities, which management expects will allow the Company to generally be on satisfactory terms with its vendors. In addition, the Company will need to raise additional capital to further reduce outstanding current liabilities and complete the FDA-approval process for X-22. Before the Company can raise additional capital it must satisfy the registration rights granted to investors who acquired shares of its common stock in the January 25, 2011 private placement and Merger.  These registration rights provide that the Company must have an effective registration statement covering the shares subject to the registration rights for a period of 90 days before it can sell any equity securities or securities convertible into equity securities. In addition, the ability to complete future financings on acceptable terms will depend on a number of factors, including the general performance of the capital markets, the Company’s progress in the FDA approval process and the manufacture, distribution and sale of its commercial products. Any future equity financings will be dilutive to the Company’s existing shareholders ownership percentages.

Prior to FDA approval of its prescription X-22 smoking cessation aid and FDA authorization of its two modified risk cigarettes, the Company expects to generate cash from the sale of its proprietary cigarettes in the U.S through its subsidiary, Goodrich Tobacco Company.  Sales are expected in traditional tobacco market channels and to fulfill orders by the National Institute of Drug Abuse (“NIDA”) and researchers.  In March 2011, the Company received a revised purchase order and authorization to bill  $112,000 for manufacture planning and material procurement for 9 million cigarettes from RTI International (“RTI”). Payment was received on May 2, 2011. The Company received an additional purchase order from RTI for approximately  $680,000 in May 2011 to ship the 9 million research cigarettes. These government research cigarettes will be distributed under the mark SPECTRUM.

The Company believes, but can offer no assurances that the above business plans will provide sufficient cash flow to fund the Company’s operations during 2011.

AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")
NOTE 3. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY (“NCSU”)

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately  $817,000 as of June 30, 2011 for patent costs and license fees (as compared to  $1,128,000 owed as of December 31, 2010). These amounts are included in accounts payable in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due.  NCSU has the right to claim interest on the balance. In February 2011, the Company, after making a  $400,000 payment to NCSU towards patent costs, proposed a deferred payment arrangement for the balance owed.  If the Company and NCSU cannot reach a satisfactory agreement, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe.  As of June 30, 2011, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately  $725,000.   Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

NOTE 3. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY (“NCSU”)

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately  $1,128,000 as of December 31, 2010 for patent costs ( $1,045,000 – 2009). These amounts are included in accounts payable in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due.  NCSU has the right to claim interest on the balance. In February 2011 the Company made a payment to NCSU towards patent costs totaling  $400,000 out of the net proceeds of the January 25, 2011 private placement and the Company and NCSU have entered into negotiations regarding the timing of payment of the balance owed.  If the Company and NCSU cannot reach a satisfactory agreement, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe.  As of December 31, 2010, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately  $783,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

DEMAND BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DEMAND BANK LOANS
NOTE4. - DEMAND BANK LOANS

The demand loan that is among the Company’s short term liabilities is payable to a commercial bank under a revolving credit agreement and is guaranteed by a shareholder of the Company.  This loan had a balance of  $174,925 at June 30, 2011 and December 31, 2010, respectively. The Company is required to pay interest monthly at an annual rate of 0.75% above the prime rate, or 4.00% at June 30, 2011 (as compared to 4.00% at December 31, 2010). The Company is current in meeting this interest payment obligation. The terms of the demand loan includes an annual “clean-up” provision, which requires the Company to repay all principal amounts outstanding for a period of 30 consecutive days every year. The Company has not complied with this requirement; however, the bank has not demanded payment.

NOTE 4. - DEMAND BANK LOANS

The demand loan is payable to a commercial bank under a revolving credit agreement and is guaranteed by a member of the Company.  This loan has a balance of  $174,925 at both December 31, 2010 and 2009. The Company is required to pay interest monthly at 0.75% above the prime rate, or 4.00%, at December 31, 2010 (4.00% - 2009). The Company has met this interest payment obligation. The terms of the demand loan includes an annual “clean-up” provision, which require the Company to repay all principal amounts outstanding. The Company has not complied with this requirement; however, the bank has not demanded payment.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE
NOTE 5. - NOTES PAYABLE

Notes payable to shareholders consisted of the following:
	June 30,	December 31,
	2011	2010

Note dated October 28, 2008	$-	$325,000
Note dated November 11, 2008	-	325,000
Note dated May 20, 2009	-	30,000
Note dated January 1, 2008	-	100,014
Note dated September 1, 2010	-	35,000
Notes dated October 4, 2010	-	150,000
Note dated December 29, 2010	-	100,000
Note payable to repurchase common shares	-	30,629

	$-	$1,095,643

Note Dated October 28, 2008 - On October 28, 2008, the Company issued a note payable to a third party in the amount of  $325,000. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on October 28, 2010, the maturity date.

This note matured and remained outstanding at December 31, 2010; however, in January and February 2011 this note together with the  $30,000 note dated May 20, 2009 (described below), and all the related accrued interest of  $77,300 were satisfied by: (i) conversion of  $150,000 into equity in connection with the January 25, 2010 Private Placement; (ii) a cash payment of  $142,300; and (iii) a new note dated January 25, 2011 (see Note 6) payable in the amount of  $140,000.

Note Dated November 11, 2008 - On November 11, 2008, the Company issued a note payable to a shareholder in the amount of  $325,000.   The interest rate on the note was 10% and the outstanding principal and interest was due and payable on November 11, 2010, the maturity date.  This note was extended as set forth below and remained outstanding at December 31, 2010.

The extended maturity date on the note was January 10, 2011 and the interest rate during the extension period was 15%.   Following the maturity of this note on January 10, 2011, the principal amount of  $325,000 was converted to equity in connection with the January 25, 2011 Private Placement and the accrued interest was paid in cash.

Note Dated May 20, 2009 (unsecured) - On May 20, 2009, the Company issued a note payable in the amount of  $30,000 to the same third party that was issued the October 28, 2008 note. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on May 19, 2010, the maturity date.  The  $30,000 in principal and accrued interest remained outstanding as of December 31, 2010. This note was satisfied in January and February 2011 together with the October 28, 2008 note as described previously.

Note Dated January 1, 2008 (unsecured) - The Company issued a note to a member on January 1, 2008 payable in the amount of  $100,014.  The interest rate on the note was 7%; the interest and principal were due on January 15, 2011, the maturity date, and were paid in cash in January 2011.

Note Dated September 1, 2010 - On September 1, 2010, the Company issued a note payable to a member in the amount of  $35,000. The interest rate on the note was 15%, and, pursuant to an extension, the interest and principal were due on January 25, 2011, the extended the maturity date.  The note was paid in cash in January 2011.

Notes Dated October 4, 2010 (unsecured) - The Company issued notes payable to seven members in the aggregate amount of  $150,000. The interest rate on each of these notes was 15%, and the interest and principal were due on the maturity date of January 31, 2011. These notes were satisfied in January 2011 by conversion of  $87,367 to equity in connection with the January 25, 2011 Private Placement and by payment of  $62,633 in cash.

Note Dated December 29, 2010 (unsecured) – The Company issued a note payable to a member in the amount of  $100,000. The interest rate on this note was 15%, and the interest and principal were due on the maturity date of January 29, 2011. The note was paid in cash in January 2011.

Note Payable to Repurchase Common Shares (unsecured) - On December 31, 2010, the Company agreed to repurchase 51,637 common shares previously issued to a member in exchange for a  $35,019 note, which  $30,629 remained unpaid as of December 31, 2010. The interest rate on the note was 7% and the outstanding principal and interest were due and payable on September 30, 2010, the maturity date.  The note remained unpaid at the maturity date; the outstanding principal balance and accrued interest were paid in cash in February 2011.

Note Dated June 30, 2011 (unsecured) – The Company issued a note payable to an officer, who is also a director, in the amount of  $150,000.  The funds were received on July 7, 2011, and accordingly the liability was recorded as of this date. The interest rate on the note is 12% and outstanding principal and accrued interest are due and payable on August 30, 2011.

NOTE 5. - NOTES PAYABLE

Notes payable members, net of unamortized discount:

	2010	2009

Note dated October 28, 2008, net of unamortized discount	$325,000	$271,041
Note dated November 11, 2008, net of unamortized discount	325,000	271,041
Note dated May 20, 2009, net of unamortized discount	30,000	20,367
Note dated January 1, 2008	100,014	-
Note dated September 1, 2010	35,000	-
Notes dated October 4, 2010	150,000	-
Note dated December 31, 2010	100,000	-
Note payable to repurchase Membership Units	30,629	35,019

	$1,095,643	$597,468

Note Dated October 28, 2008 - On October 28, 2008, the Company issued a note payable to a third party in the amount of  $325,000, and a warrant to purchase 371,006 Membership Units at less than  $.0001 per unit.  The warrant was valued at  $129,500 and recorded as a discount to the note payable and is being amortized over the term of the note which significantly adjusts the effective interest rate. The weighted average annual effective rate on the note is 41%. The intrinsic value of the warrant at the time of issuance was determined to be  $215,540; the debt discount recorded was based on allocating the  $325,000 in transaction proceeds proportionally between the note and the warrant. The note bears interest at a rate of 10% and the outstanding principal and interest was due and payable on October 28, 2010, the maturity date.  As of December 31, 2010, the outstanding principal and unamortized debt discount amounted to  $325,000 and  $0, ( $325,000 and  $53,959 – December 31, 2009), respectively.  The warrant was exercised in 2010. The note is guaranteed by a related party, Virgil Properties, LLC (“Virgil”), which is owned by two members of the Company.  The note is secured by a mortgage on property owned by Virgil. Virgil received 148,402 warrants as consideration for this guarantee. These warrants were valued at  $86,216, recorded as a deferred financing and amortized over the term of the loan. On December 30, 2009, Virgil agreed to rescind these warrants. In consideration of the rescission of warrants, the Company agreed to convert certain cash advances totaling  $271,992 from the two members of the Company that own Vigil into 1,009,106 Membership Units of the Company.

This note matured and remained outstanding at December 31, 2010; however, in January and February 2011 this note together with the  $30,000 note dated May 20, 2009, and all the related accrued interest were satisfied by: (i) conversion of  $150,000 into equity in connection with the January 25, 2011 private placement (ii) a cash payment of  $142,300 and (iii) a new note for  $140,000.

Note Dated November 11, 2008 - On November 11, 2008, the Company issued a note payable to a member in the amount of  $325,000, and a warrant to purchase 371,006 Membership Units at less than  $.0001 per unit.  The warrant was valued at  $129,500 and was recorded as a discount to the note payable and is being amortized over the term of the note which significantly adjusts the effective interest rate. The weighted average annual effective rate on the note is 41%. The intrinsic value of the warrant at the time of issuance was determined to be  $215,540; the debt discount recorded was based on allocating the  $325,000 in transaction proceeds proportionally between the note and the warrant.  The note bears interest at a rate of 10% and the outstanding principal and interest was due and payable on November 11, 2010, the maturity date.  As of December 31, 2010, the outstanding principal and unamortized debt discount amounted to  $325,000 and  $0, ( $325,000 and  $53,959 – December 31, 2009), respectively. The warrant was exercised in 2010. The note is guaranteed by a related party, Virgil, which is owned by two members of the Company.

The note was amended to extend the maturity sixty days to January 10, 2011 and increase the interest rate to 15% during the extension period.   Following the maturity of this note in January 2011, the principal amount of  $325,000 was converted to equity in connection with the January 25, 2011 private placement and the accrued interest was paid in cash.

Note Dated May 20, 2009 (unsecured) - On May 20, 2009, the Company issued a note payable in the amount of  $30,000 and a warrant to purchase 185,503 Membership Units at less than  $.0001 per unit to the same third party that was issued the October 28, 2008. The warrant was valued at  $18,132 and recorded as a discount to the note payable and is being amortized over the term of the note, which significantly adjusts the effective interest rate. The weighted average annual effective rate on the note is 178%. The intrinsic value of the warrant at the time of issuance was determined to be  $45,833; the debt discount recorded was based on allocating the  $30,000 in transaction proceeds proportionally between the notes and the warrant.  The note bears interest at a rate of 10% and the outstanding principal and interest was due and payable on May 19, 2010, the maturity date.  The  $30,000 in principal and accrued interest remained outstanding as of December 31, 2010. As of December 31, 2010, the outstanding principal and unamortized debt discount amounted to  $30,000 and  $0, ( $30,000 and  $6,233 – December 31, 2009) respectively. The warrant was exercised in 2010.  This note was satisfied in January and February 2011 together with the October 28, 2008 note as described previously.

Note Dated January 1, 2008 (unsecured) - The Company issued a note to a member as of January 1, 2008 for  $100,014.  The note bears interest at a rate of 7%, and interest and principal are due on the maturity date of January 15, 2011 and was paid in cash in January 2011.  The note is subordinated to senior debt, which consists of amounts payable on the bank demand loan.

Note Dated September 1, 2010 - The Company issued a note payable to a member in the amount of  $35,000. The note bears interest at a rate of 15%, and interest and principal are due on the maturity date of November 1, 2010. The note was amended to extend the maturity to January 25, 2011.  The note is guaranteed by a member of the Company. The note was paid in cash in January 2011.

Notes Dated October 4, 2010 (unsecured) -The Company issued notes payable to seven members in the aggregate amount of  $150,000. The notes bears interest at a rate of 15%, and interest and principal are due on the maturity date of January 31, 2011. These notes were satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 private placement and by payment of cash.

Note Dated December 29, 2010 (unsecured) - The Company issued a note payable to a member in the amount of  $100,000. The note bears interest at a rate of 15%, and interest and principal are due on the maturity date of January 29, 2011. The note was paid in cash in January 2011.

Note Payable to Repurchase Membership Units (unsecured) - Prior to December 31, 2009, the Company agreed to repurchase 51,637 Membership Units previously issued to the member for  $35,019 which remained unpaid as of December 31, 2009. Subsequently, the Company issued a note dated January 1, 2010 to evidence the obligation. The note bears interest at a rate of 7% and the outstanding principal and interest is due and payable on September 30, 2010, the maturity date.  The note remained unpaid at the maturity date and was paid in February 2011. As of December 31, 2010 the outstanding principal amounted to  $30,629 ( $35,019 as of December 31, 2009).
Long term notes payable to members, net of unamortized discount:

	2010	2009

Notes dated September 15 and October 15, 2009, net of unamortized discount	$20,557	$11,483
Note dated May 27, 2010	45,000	-
Note dated January 1, 2008	-	100,014
Note dated December 30, 2009	-	30,054

	$65,557	$141,551

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of  $15,000 and  $10,000, respectively.  In conjunction with the  $15,000 note, a warrant to purchase 185,503 membership units at less than  $.0001 per unit was issued, and in conjunction with the  $10,000 note, a warrant to purchase 92,751 Membership Units at less than  $.0001 per unit was issued.  The warrants were valued at  $11,301 for the  $15,000 note and  $6,962 for the  $10,000 and recorded as discounts to the respective notes payable and are being amortized over the term of each note which significantly adjusts the effective interest rate. The intrinsic value of the warrants at the time of issuance was determined to be  $68,750; the debt discount recorded was based on allocating the  $25,000 in transaction proceeds proportionally between the notes and the warrants. The notes bear interest at a rate of 10% and the outstanding principal and interest is due and payable at maturity - January 31, 2012. As of December 31, 2010, the total outstanding principal and unamortized debt discounts for the two notes amounted to  $25,000 and  $4,443 ( $25,000 and  $13,517 – December 31, 2009), respectively.  The warrants were exercised in 2010.

Note Dated May 27, 2010 (unsecured) - During the first quarter of 2010 the holder of the Notes dated September 15 and October 15, 2009 advanced additional funds, totaling  $450,000, to the Company and obtained conversion rights to warrants to acquire Membership Units. In March 2010,  $225,000 was converted into warrants to acquire approximately 1,706,626 Membership Units and this amount was recorded as equity. Pursuant to an agreement effective on May 27, 2010, in exchange for the remaining  $225,000 advanced, the Company issued warrants to acquire approximately 1,409,821 Membership Units and a note for  $45,000. The note bears interest at 10%, which is due with the principal amount on January 31, 2012.  The note was satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 private placement.

Note Dated December 30, 2009 (unsecured) - On December 30, 2009, the Company issued a note to a member in exchange for advances the member previously made to the Company.  The original amount of the note was  $30,054 and, in June 2010, the Company agreed to allow the principal and accrued interest of  $1,257 to be converted into 165,951 Membership Units.

DUE TO RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DUE TO RELATED PARTY
NOTE 7. - DUE TO RELATED PARTY

The Company has conducted numerous transactions with a related party, Alternative Cigarettes, Inc. (“AC”).  AC is entirely owned by certain shareholders of the Company, including the CEO.  AC shares office space and employee services with the Company. During the six months ended June 30, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of  $22,500. There were no expense reimbursements from AC during each of the first six months of 2011 and 2010. The net amount due from AC as a result of advances, repayments and expenses incurred and reimbursed amounted to  $14,330 as of June 30, 2011 (as compared with the Company owing AC  $6,942 as of December 31, 2010). No interest has been accrued or paid on amount due to AC and there are no repayment terms.

NOTE 6. - DUE TO RELATED PARTY

The Company has conducted numerous transactions with a related party, Alternative Cigarettes, Inc. (“AC”).  AC is entirely owned by certain members of the Company.  AC shares office space and employee services with the Company for which the Company was reimbursed by AC in the amount of approximately  $13,000 during 2010 ( $32,000 – 2009). The net amount due to AC as a result of advances, repayments and expenses incurred and reimbursed amounted to  $6,942 as of December 31, 2010 ( $126,970 - 2009). No interest has been accrued or paid on amount due to AC and there are no repayment terms.

DUE TO OFFICERS (MEMBERS)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DUE TO OFFICERS (MEMBERS)
NOTE 8. - DUE TO OFFICERS

Amount due to officers is a result of advances to the Company for working capital purposes and Company expenses paid directly by the officers net of advances or reimbursements.  As of June 30, 2011, the net amount due to officers was  $4,509 (as compared with  $3,200 due to officers as of December 31, 2010).  No interest has been accrued or paid on any amount due to officers and there are no repayment terms.

NOTE 7. - DUE TO MEMBERS

Amount due to members is a result of member advances to the Company for working capital purposes or services recorded as member advances.  During 2009, two members accepted 504,553 Membership Units each in exchange for  $135,996 of advances owed to each member by the Company.  Also, during 2009, one member converted  $30,054 of amounts due into a subordinated note payable as discussed in Note 5.  As of December 31, 2010, the remaining unpaid amount due to a member for advances to the Company for working capital purposes was  $3,200 ( $930 - 2009).  No interest has been accrued or paid on amount due to members and there are no repayment terms.

WARRANTS FOR COMMON STOCK (MEMBERSHIP UNITS)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
WARRANTS FOR COMMON STOCK (MEMBERSHIP UNITS)
NOTE 9. - WARRANTS FOR COMMON STOCK

Prior to December 31, 2010, 22nd Century Ltd granted warrants to purchase common shares of 22nd Century Group in connection with borrowings as an additional incentive for providing financing to the Company and as additional compensation to officers, consultants and advisors. The warrants were granted with a conversion price of less than  $.0001, and the number of warrants issued was negotiated based on the agreement at the time of the grant. These warrants had been issued for terms of two to five years. All of these warrants were exercised prior to December 31, 2010.

In connection with the January 25, 2011 Private Placement and Merger, the Company issued 8,651,979 five year warrants to purchase shares of common stock of 22nd Century Group as follows: 5,000,000 with an exercise price of  $3.00 per share, and 3,651,979 with an exercise price of  $1.50 per share. These warrants contain “down round” provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date.  The amount of the warrant liability related to the 5,000,000  $3.00 warrants was  $1,550,000 at the date of issuance and was recorded as a reduction of equity for the derivative liability issued to the existing stockholders; the amount of the warrant liability related to the 3,651,979  $1.50 warrants is  $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly.

The value of this warrant liability as of March 31, 2011 and June 30, 2011 was estimated to approximate the value on January 25, 2011, the date of issuance.   The Company estimated the value of the warrant liability using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company’s capital structure based upon the enterprise value implied in the January 25, 2011 Private Placement. Consideration was also given to the impact of expected future capital raises and issuances of securities under the Company’s 2010 Equity Investment Plan (“EIP”). Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends.

ASC 820 establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows.

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•	Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability and are classified within Level 3 of the valuation hierarchy

Number of Warrants

Warrants outstanding at December 31, 2009	1,688,076
Warrants issued during 2010	3,116,447
Warrants exercised during 2010	(4,804,523)
Warrants outstanding at December 31, 2010	-
Warrants issued during 2011	8,651,979
Warrants exercised during 2011	-
Warrants outstanding at June 30, 2011	-

Warrants exercisable at June 30, 2011	8,651,979

On February 1, 2009, the Company granted an award for service to an executive officer of 445,207 warrants to purchase common shares, vesting over a one year service period ending February 1, 2010. The related compensation cost of  $258,662 was determined by the intrinsic value of the underlying common shares at the time of the award of  $0.58 per unit and was charged to expense on a straight line basis over the service period.  The cost was fully amortized in the first quarter of 2010 with a charge of  $43,090.

NOTE 8. - WARRANTS FOR MEMBERSHIP UNITS

The Company has granted warrants in connection with borrowings as an additional incentive for providing financing to the Company and as additional compensation to officers, consultants and advisors. The warrants are granted with a conversion price of less than  $.0001, and the number of warrants issued has been negotiated based on the agreement at the time of the grant. The warrants have been issued for terms of two to five years.

Warrants issued and outstanding during the years ended December 31, 2010 and 2009 are as follows:

Number of
Warrants

Warrants outstanding at December 31, 2008	927,514

Warrants issued during 2009	946,064
Warrants exercised during 2009	(37,100)
Warrants forfeited during 2009	(148,402)
Warrants outstanding at December 31, 2009	1,688,076

Warrants issued during 2010	3,116,447
Warrants exercised during 2010	(4,804,523)
Warrants outstanding at December 31, 2010	-

Warrants exercisable at December 31, 2010	-

On February 1, 2009, the Company granted an award for service to an executive officer of 445,207 warrants, vesting over a one year service period ending February 1, 2010. The related compensation cost of  $258,662 was determined by the intrinsic value of the underlying common Membership Units at the time of the award of  $0.58 per unit and is being charged to expense on a straight line basis over the service period. For the year ended December 31, 2010,  $43,108 ( $215,554 -2009) was recorded as expense. There is no unrecognized compensation expense related to the grant of these warrants.

COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS
NOTE 10. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU, the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for each of the calendar years 2010 through 2013 is  $75,000, and in 2014 the annual minimum royalty increases to  $200,000.  The license agreement continues through the life of the last-to-expire patent, which is expected to be 2022. These minimum royalty payments are due each February following the end of the applicable calendar year and are reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of  $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During the six months ended June 30, 2011, the costs incurred related to patent costs and patent maintenance amounted to  $68,544 (as compared to  $61,578 during the six months ended June 30, 2010).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately  $55,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

Registration Rights - Pursuant to a covenant in conjunction with the January 25, 2011 Private Placement the Company filed a registration statement with the Securities and Exchange Commission (“SEC”) on April 8, 2011 covering the resale of 5,434,446 shares of common stock of 22nd Century Group (“Common Stock”) issued to the investors in the Private Placement. The Company will use its best efforts to cause this registration statement to be declared effective by the SEC on or before September 23, 2011. If this registration statement is not declared effective by the SEC by September 23, 2011, then the holders of Common Stock to be registered shall be entitled to monetary penalties at a rate equal to  $0.005 per common share for each full month that this registration statement is late in being declared effective by the SEC. However, in no event shall the aggregate of any such penalties exceed  $0.05 per common share. In addition, for a period of 90 days following the effective date of this registration statement, the Company cannot sell any equity securities or securities convertible into equity securities. The Company has not paid or accrued any amount for registration rights payments as the Company believes the registration statement will be declared effective by September 23, 2011.

NOTE 9. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for each of the calendar years 2010 through 2013 is  $75,000, and in 2014 the annual minimum royalty increases to  $200,000.  The license agreement continues through the life of the last-to-expire patent. These minimum royalty payments are due each February following the end of the applicable calendar year reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of  $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During 2010, the costs incurred related to patent costs and patent maintenance amounted to  $125,956 ( $169,512 – 2009).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately  $55,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

Operating Leases - The Company leases office space under non-cancelable operating leases for  $1,584 per month; expiring in October 2011. Rent expense under the operating lease was approximately  $18,600 for the year ended December 31, 2010 ( $18,600 – 2009). Future minimum payments due under the operating lease are approximately  $15,800 in 2011.

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11. - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of cash, advances from shareholders and related party, demand bank loans and notes payable approximate the carrying value due to their short-term nature. In applying the accounting standards for fair value determination, the Company has taken into account what the Company would have to pay someone to take over its debt obligations. Considerable judgment is required in developing estimates of fair value. Therefore, the estimates presented herein are not necessarily indicative of the amounts that the Company would realize in a current market exchange.

The estimated fair value of long-term debt is summarized as follows:

June 30, 2011		December 31, 2010
Carrying	Estimated	Carrying	Estimated
Amount	Fair Value	Amount	Fair Value

$750,223	$730,000	$65,557	$63,000

Differences between the fair value and carrying amount of long-term debt are primarily due to instruments that provide fixed interest or contain fixed interest rate elements. Inherently, such instruments are subject to fluctuations in fair value due to subsequent movements in interest rates that are available to the Company.

NOTE 10. - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of cash, advances from members and related party, demand bank loans and notes payable approximate the carrying value due to their short-term nature. In applying the accounting standards for fair value determination, the Company has taken into account what the Company would have to pay someone to take over its debt obligations. Considerable judgment is required in developing estimates of fair value. Therefore, the estimates presented herein are not necessarily indicative of the amounts that the Company would realize in a current market exchange.

The estimated fair value of long-term debt is summarized as follows:

2010		2009
Carrying	Estimated	Carrying	Estimated
Amount	Fair Value	Amount	Fair Value

$65,557	$63,000	$141,551	$92,000

Differences between fair value and carrying amount of long-term debt are primarily due to instruments that provide fixed interest or contain fixed interest rate elements. Inherently, such instruments are subject to fluctuations in fair value due to subsequent movements in interest rates that are available to the Company.

EARNINGS PER COMMON SHARE (MEMBERSHIP UNITS)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
EARNINGS PER COMMON SHARE (MEMBERSHIP UNITS)
NOTE 12. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the six months ended June 30:

	2011	2010

Net loss attributed to common shareholders	$(1,754,987)	$(690,113)

Denominator for basic earnings per share-weighted average shares outstanding	25,556,710	9,153,410

Effect of dilutive securities:
warrants outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	25,556,710	9,153,410

Loss per common share - basic	$(0.07)	$(0.08)

Loss per common share- diluted	$(0.07)	$(0.08)

Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2011	2010
Warrants	8,651,979	4,804,523
Restricted Stock	700,000	-
Options	35,000	-

NOTE 11. - EARNINGS PER MEMBERSHIP UNIT

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31:

	2010	2009

Net loss attributed to members	$(1,423,632)	$(1,226,685)

Denominator for basic earnings per share-weighted average units outstanding	12,437,983	5,304,423

Effect of dilutive securities: warrants outstanding	-	-

Denominator for diluted earnings per unit - weighted average units adjusted for dilutive securities	12,437,983	5,304,423

	2010	2009

Loss per common unit- basic	$(0.11)	$(0.23)

Loss per common unit- diluted	$(0.11)	$(0.23)

Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2010	2009

Debt convertible into units (number of units)	-	197,679
Warrants	-	1,688,076

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 12. - SUBSEQUENT EVENTS

Private Placement and Merger - On January 25, 2011, the Company completed a private placement offering (the “Private Placement”) of 5,434,446 units of its securities or “Units”  at the purchase price of  $1.00 per Unit, each Unit consisting of one (1) limited liability company membership interest and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest at an exercise price of  $1.50 per whole limited liability company membership interest. In connection with the Private Placement, the Company approved a prorata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an exercise price of  $3.00 to its members immediately prior to the closing of the Private Placement. Private Placement proceeds included  $614,070 from the conversion of Company indebtedness into Units and  $395,376 from the conversion of Placement Agent Fees into Units, resulting in gross cash proceeds of  $4,425,000.  Private Placement offering expenses incurred included cash expenses of approximately  $1,010,000 and non-cash expenses consisting of the Placement Agent fees of  $395,376 and  $390,000 for the estimated fair value of the Placement Agent and Advisor Warrants issued to the Placement Agent. 22nd Century received net cash proceeds of approximately  $3,415,000 from the Private Placement and the Company reduced its debt obligations to members that were on the balance sheet at December 31, 2010 of approximately  $614,000, which was exchanged for equity interests in the offering. Upon closing of the Private Placement, the Placement Agent was granted Placement Agent warrants to purchase 434,755 one half of one (1/2) limited liability company membership interest at an exercise price of  $1.50 per whole limited liability company membership interest.

The Company agreed to a covenant in conjunction with the Private Placement Offering to use our best efforts to file, within 75 days following the effective date of the Merger, with the SEC a registration statement, which will cover the resale of the Common Stock issued to the investors in the Private Placement as a result of the Merger in exchange for the Units contained in the PPO Securities. The Company will use our best efforts to cause this registration statement to be declared effective by the SEC within one hundred eighty (180) calendar days of the effective date of the Merger (240 days if the SEC reviews such registration statement). If the Company is late in filing this registration statement or if this registration statement is not declared effective within the prescribed time periods, then the holders of Common Stock to be registered shall be entitled to monetary penalties at a rate equal to one-half percent (0.50%) of the offering price per Unit in the Private Placement Offering for each full month that (i) The Company are late in filing this registration statement or (ii) this registration statement is late in being declared effective by the SEC; provided, however, that in no event shall the aggregate of any such penalties exceed five percent (5%) of the offering price per Unit in the Private Placement Offering. In addition for a period of 90 days following the effective date of this registration statement the Company cannot sell any equity securities or securities convertible into equity securities.

Also, on January 25, 2011, the Company consummated a merger with 22nd Century Group, Inc., a public shell company with limited activity. In connection therewith, 22nd Century Limited, LLC became a wholly-owned subsidiary of the 22nd Century Group, Inc. and the pre-Merger holders of 22nd Century Limited, LLC Units and warrants were issued an aggregate of 21,434,446 shares of common stock of 22nd Century Group Inc. and warrants to purchase an aggregate of 8,151,980 shares of its common stock, respectively, in exchange for the securities of 22nd Century Limited LLC so held.  Immediately following the consummation of the Merger, approximately 80.1% of the 26,759,646 shares of common stock issued and outstanding was held by pre-Merger holders of 22nd Century Limited LLC Units. Upon closing of the merger the Placement Agent was granted the Advisor Warrants to purchase 500,000 shares of common stock of 22nd Century Group, Inc. at an exercise price of  $1.50 per common share

The merger is being accounted for as a reverse acquisition and recapitalization of the Company for financial accounting purposes whereby the Company is deemed to be the acquirer for accounting and financial reporting purposes. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the merger will be those of the Company and will be recorded at the historical cost basis of the Company, and the consolidated financial statements after completion of the merger will include the assets and liabilities of 22nd Century Group, Inc. and the Company, historical operations of the Company and operations of 22nd Century Group, Inc. beginning on the closing date of the merger. No goodwill will be recorded as a result of the accounting for the merger.  The Company will become an SEC reporting entity effective with the merger.

The unaudited supplemental pro forma revenue and net loss attributed to members of the Company if the acquisition had taken place as of January 1, 2009 are as follows:

	2010	2009

Revenue	$49,784	$27,612

Net loss attributed to members	$(1,473,632)	$(1,276,685)

LONG TERM NOTES PAYABLE	6 Months Ended
Jun. 30, 2011
LONG TERM NOTES PAYABLE
NOTE 6. – LONG TERM NOTES PAYABLE

Long term notes payable, net of unamortized discount, consisted of the following as of the dates set forth below:

	June 30,	December 31,
	2011	2010

Convertible note dated March 31, 2011	$237,000	$-
Note dated date March 30, 2011	350,000	-
Total long term notes	587,000	-

Notes dated September 15 and October 15, 2009, net of unamortized discount	23,223	20,557

Note dated May 27, 2010	-	45,000
Note dated January 25, 2011	140,000	-
Total long term notes to shareholders	163,223	65,557

Total long term debt	750,223	65,557
Less current portion	(123,223)	-

	$627,000	$65,557

Convertible Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the amount of  $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. Principal payments together with accrued interest are due as follows:  $50,000 each January 1, 2012, May 1, 2012, August 1, 2012 and November 1, 2012; and  $37,000 January 1, 2013, the maturity date. The note is convertible into common stock of 22nd Century Group at the option of the holder and the earliest the note can be exercised is 90 days after the Company’s registration statement covering 5,434,446 shares of common stock is declared effective by the Securities Exchange Commission. The conversion rate will be determined at the time of conversion based on the average of the closing price of the Company’s common stock on the day of and day after the conversion date.

 Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of  $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest are due on July 1, 2012. This maturity date is automatically accelerated if the Company receives funding of  $5,000,000 or more prior to July 1, 2012.

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of  $15,000 and  $10,000, respectively.  In conjunction with the  $15,000 note, a warrant to purchase 185,503 common shares of 22nd Century Ltd at less than  $.0001 per unit was issued, and in conjunction with the  $10,000 note, a warrant to purchase 92,751 common shares of 22nd Century Ltd at less than  $.0001 per unit was issued.  The warrants were valued at  $11,301 for the  $15,000 note and  $6,962 for the  $10,000 note, were recorded as discounts to the respective notes payable and are being amortized over the term of each note which significantly adjusts the effective interest rate. The intrinsic value of the warrants at the time of issuance was determined to be  $68,750; the debt discount recorded was based on allocating the  $25,000 in transaction proceeds proportionally between the notes and the warrants. The notes bear interest at a rate of 10% and the outstanding principal and interest is due and payable at maturity - January 31, 2012 in each case. As of June 30, 2011, the total outstanding principal and unamortized debt discounts for the two notes amounted to  $25,000 and  $1,777 (as compared to  $25,000 and  $4,442 at December 31, 2010), respectively.  The warrants were exercised in 2010 prior to the Merger.

Note Dated May 27, 2010 (unsecured) - On May 27, 2010, the Company issued a note for  $45,000. The note bears interest at an annual rate of 10%, which was due with the principal amount on January 31, 2012.  The note was satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 Private Placement.

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for  $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest.

STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2011
STOCK BASED COMPENSATION
NOTE 13 - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan (“EIP”) for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock.  The EIP has a term of ten years and is administered by our Board of Directors (“Board”) or a committee to be established by our Board (the “Administrator”), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP.  The EIP also contains a provision which restricts the plan to granting awards relating to no more than 1,600,000 shares of common stock of 22nd Century Group during the first twelve months following the effective date of the Merger.  On March 31, 2011, the Company filed a registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP. On April 1, 2011, under our EIP, the Board granted an aggregate of 1,150,000 shares of common stock of 22nd Century Group to officers and directors and incentive stock options to key employees to purchase an aggregate of 35,000 shares of 22nd Century Group’s common stock.

The number of shares of common stock of 22nd Century Group subject to the EIP, any number of shares subject to any numerical limit in the EIP, and the number of shares and terms of any incentive award will be adjusted in the event of any change in outstanding common stock of 22nd Century Group by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

The EIP authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, restricted stock or restricted stock units.

All awards made under the EIP may be subject to vesting and other contingencies as determined by the Administrator and will be evidenced by agreements approved by the Administrator which set forth the terms and conditions of each award.

              The Company accounts for stock-based compensation under the provisions of ASC Topic 718, “Compensation — Stock Compensation.” The Company recognizes compensation cost in its financial statements for all share based payments granted, modified, or settled during the period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the related vesting period.

               For the three and six-month periods ended June 30, 2011 and 2010, the Company recorded compensation expense (included in general and administrative expense) of  $9,135 and  $0, respectively, related to stock options and  $39,844 and  $0, respectively, related to amortization of non-vested stock grants.

For the three and six month periods ended June 30, 2011 and 2010, the Company recorded compensation expense  $229,500 ( $51,000 included in research and development expense and  $178,500 included in general and administrative expense) and  $0, respectively, related to stock grants for 450,000 shares which vested immediately upon award.

The Company has non-vested awards for 700,000 restricted shares outstanding; 600,000 restricted shares vest at the rate of 150,000 shares annually over the four-year period ending April 1, 2015. The remaining 100,000 restricted shares vest based on achieving a performance milestone which is annual sales of  $3 million in cigarettes (not SPECTRUM or X-22) by December 31, 2013.  Stock based compensation for these shares is being recorded over the requisite service period based on estimates of the probability and timeline of achieving milestones and vesting.  For accounting purpose, the share will be considered issued and outstanding upon vesting.